NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Going Concern

Athena Gold Corporation (“we,” “our,” “us,” or “Athena”) was incorporated in Delaware on December 23, 2003. On October 31, 2024, the board of directors determined that it would be in the best interest of the Company to change the corporate jurisdiction from the State of Delaware to the Province of British Columbia, Canada by means of a process called a “merger” under the Delaware General Corporation Law and a “continuation” followed by an amalgamation under the Business Corporations Act (British Columbia). On March 27, 2025 the shareholders of the Company approved the redomestication of the Company in the Province of British Columbia, Canada by merger into a British Columbia corporation. On April 15, 2025 the amalgamation occurred between Athena and Nova Athena and concurrently Nova Athena changed its name to Athena. The Company’s head office is at Suite 204, 1497 Martin St, White Rock, British Columbia, Canada V4B3W8.

The Company is listed on the Canadian Securities Exchange (“CSE”) trading under the symbol “ATHA” and is co-listed on the United States (“US”) OTCQB trading under the symbol “AHNRF”. After the shareholder approval of the redomestication, the Company became a foreign private issuer as it is incorporated outside of the United States. The Company will file an annual Form 20-F instead of a Form 10-K, and quarterly Form 6-K instead of a 10-Q. Additionally, the Company will report financial statements in accordance with International Financial Reporting Accounting Standards.

The Company is engaged in the acquisition and exploration of mineral resources. The Company’s properties do not have any confirmed reserves. The Company plans to conduct exploration programs on these properties with the objective of ascertaining whether any of its properties contain economic concentrations of precious and base metals that are prospective for mining.

Since the formation of the Company, it has not generated any revenue. As an early-stage company, the Company is subject to all the risks inherent in the initial organization, financing, expenditures, complications and delays inherent in a new business. Our business is dependent upon the implementation of our business plan. There can be no assurance that our efforts will be successful or that we will ultimately be able to generate revenue or attain profitability.

Natural resource exploration, and exploring for gold, is a business that by its nature is very speculative. There is a strong possibility that we will not discover gold or any other mineralization which can be mined or extracted at a profit. Even if we do discover gold or other deposits, the deposit may not be of the quality or size necessary for us or a potential purchaser of the property to make a profit from mining it. Few properties that are explored are ultimately developed into producing mines. Unusual or unexpected geological formations, geological formation pressures, fires, power outages, labor disruptions, flooding, explosions, cave-ins, landslides, and the inability to obtain suitable or adequate machinery, equipment or labor are just some of the many risks involved in mineral exploration programs and the subsequent development of gold deposits.

The Company business is exploring for gold and other minerals. If the Company discovers commercially exploitable gold or other deposits, revenue from such discoveries will not be generated unless the gold or other minerals are mined.

Mining operations in the United States are subject to many different federal, state, and local laws and regulations, including stringent environmental, health and safety laws. In the event operational responsibility is assumed for mining our properties, the Company may be unable to comply with current or future laws and regulations, which can change at any time. Changes to these laws may adversely affect any of the Company potential mining operations. Moreover, compliance with such laws may cause substantial delays and require capital outlays greater than those the Company anticipates, adversely affecting any potential mining operations. Future mining operations, if any, may also be subject to liability for pollution or other environmental damage. The Company may choose not to be insured against this risk because of high insurance costs or other reasons.

As of September 30, 2025, we had approximately $260,000 of cash and a working capital of approximately $4,656,000. A major component of the working capital consists of shareholder investments of two publicly traded companies: Carlton Precious Inc (CPI) and Mammoth Minerals Limited (Mammoth). As at September 30, 2025, the Company’s investment in CPI is 6,790,334 shares at $0.19 (CAD$0.26) and the Company’s investment in Mammoth is 32,000,000 shares at $0.12 (AUD$0.185). In addition, there is approximately $154,000 of unspent flow-through expenditure commitments, which is required to be spent by December 31, 2026.

The ability of the Company to meet its obligations and continue operations is dependent on its ability to obtain additional debt or equity financing. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. There can be no assurance that the Company will be able to raise capital on terms advantageous to the Company, or at all.